Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions
Staff benefits provisions	$ 328	$ 408
Other provisions	22	58
Total provisions	$ 350	$ 466	$ 1,373